INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Income tax expense (benefit)
Current:	2022	2021
Federal State and local	$—	$—
Total Current	—	—
Deferred:
Federal State and local benefit	(4,567,483)	(860,056)
Net operating loss, net of state tax effect	(60,546)	(30,540)
Meals and entertainment	616	10,134
Stock based expenses	4,473	46,769
Impairment	1,529,488	208,728
Amortization	137,808	143,243
Derivative expense	136,515	(742,749
Loss (Gain) on extinguishment	472,099	(1,808,903)
Change in allowance	2,347,030	3,033,374
Total Benefit	$—	$—

Income tax rate reconciliation
	2022	2021
Income tax at Federal statutory rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Stock based compensation	(0%)	(0%)
Net operating loss, net of state tax effect	(1%)	(1%)
Other	(1%)	(1%)
Total	—	—

Deferred tax assets (liabilities)
Current deferred tax assets (liabilities):	2022	2021
Valuation allowance	$—	$—
Total current deferred tax asset (liability)	—	—

Noncurrent deferred tax assets (liabilities):
Derivative (gain) expense	1,936,917	2,073,432
Intangible assets amortization	1,687,645	1,253,096
Net operating loss carry forwards	8,011,600	5,725,115
Stock base compensation	2,016,952	1,878,003
Loss (gain) on debt extinguishment	(1,207,765)	(1,679,863)
Less; Valuation allowance	$(12,445,349)	$(9,249,783)
Total noncurrent deferred tax asset (liability)	—	—

Total deferred tax asset (liability)	$—	$—